COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS
Schedule of minimum payments
	Leases	Other commitments

2018	$51.9	$228.2
2019 to 2022	96.1	600.0
2023 and thereafter	103.3	543.1